                                          NATIONS BALANCED TARGET

                                             MATURITY FUND, INC.





                                              S  E  M  I

                                              A  N  N  U  A  L

                                              R  E  P  O  R  T


                                   For the Period Ended September 30, 1996



                                                             -------------
                                                                   NATIONS
                                                             -------------

                                                             -------------
                                                                  BALANCED
                                                             -------------

                                                             -------------
                                                                    TARGET
                                                             -------------

                                                             -------------
                                                             MATURITY FUND
                                                             -------------

--------------------------------------------------------------------------------
               NOT                        MAY LOSE VALUE
               FDIC-
               INSURED                    NO BANK GUARANTEE
--------------------------------------------------------------------------------

SHARES OF THE COMPANY ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR ISSUED, ENDORSED OR GUARANTEED BY NATIONSBANK, N.A. ("NATIONSBANK") OR ANY OF ITS AFFILIATES. SUCH SHARES ARE NOT INSURED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. AN INVESTMENT IN THE COMPANY INVOLVES CERTAIN RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL.

NATIONSBANK OR ITS AFFILIATES PROVIDE INVESTMENT ADVISORY AND OTHER SERVICES TO THE COMPANY, FOR WHICH THEY ARE COMPENSATED.

NATIONS BALANCED TARGET MATURITY FUND, INC.
-------------------------------------------

DEAR SHAREHOLDER:

     We welcome this opportunity to provide you with the semiannual report for Nations Balanced Target Maturity Fund, Inc. (the "Company") for the six-month period ended September 30, 1996.

INVESTMENT OBJECTIVE
--------------------

     The Company, which trades on the New York Stock Exchange under the symbol "NBM", is a closed-end diversified investment management company. For shareholders of the Company who purchased shares during the initial public offering and have reinvested all dividends, the long-term investment objective remains to return at least the principal investment on the maturity date, September 30, 2004. In addition, for all shareholders, the Company seeks long-term growth with income as a secondary consideration.

PORTFOLIO PERFORMANCE* AND ASSET ALLOCATION
-------------------------------------------

     The Company continued to pursue its long-term objective over this six-month period by continuing to invest a portion of its assets in Zero Coupon U.S. Treasury Obligations, equity securities, and a repurchase agreement.

     For the six-month period ended September 30, 1996, the total return of Nations Balanced Target Maturity Fund was 5.02%** based on an ending market price of $9.50. Over this period, the Company distributed $0.21 of ordinary income per share to its shareholders. As of September 30, 1996, 52.8% of the Company's portfolio was invested in Zero Coupon U.S. Treasury Obligations, and 39.6% was invested in common stocks, with the remaining 7.6% invested in a repurchase agreement. A breakdown of portfolio holdings by asset type is as follows:

                  PORTFOLIO BREAKDOWN AS OF SEPTEMBER 30, 1996

                                  [PIE CHART]
         Zero Coupon U.S. Treasury Obligations            52.8%
         Repurchase Agreement                              7.6%
         Utilities                                         8.7%
         Technology                                        3.9%
         Financial Services                                4.5%
         Energy                                            4.1%
         Consumer Discretionary                            7.0%
         Producer Durables                                 3.6%
         Other Common Stocks                               7.8%

INVESTMENT PHILOSOPHY
---------------------

     The equity portion of the Company is invested according to the philosophy that value may be represented in all sectors of the market. By investing in those companies that the Company's investment adviser believes represent the best value in each sector, the Company can seek to deliver above-average performance with

---------------

 * THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NOT PREDICTIVE OF FUTURE RESULTS.
** The average annual total return since inception (6/30/94) based on the market price was 7.76%. Total return represents the change, over a specific period of time, in the value of an investment in the Company after reinvesting all income and capital gains.

below-average risk over a market cycle. Consequently, the portfolio is broadly diversified across many economic sectors, although certain sectors may, from time to time, be over- or underweighted relative to the Standard & Poor's 500 Composite Stock Price Index ("S&P 500").

     The emphasis in stock selection will continue to be a "bottom up" analysis of individual company fundamentals. When evaluating specific equity investment alternatives, the key investment criteria include a low price-to-earnings ratio, strong financial quality and a catalyst for improved price performance. Catalysts for improved price performance typically include improving earnings estimates, changes in management, new product developments or corporate restructurings.

MARKET ENVIRONMENT AND PORTFOLIO STRATEGY
-----------------------------------------

     Over the past six months, the economy has been accelerating and long-term interest rates have experienced an upward swing. Strong corporate profits and relatively low inflation resulted in favorable stock returns that enhanced the performance of the Company. Higher interest rates dampened fixed income returns.

     The Company reduced its exposure to the defense and drug groups. Upward revisions in earnings estimates prompted stock price strength that decreased the appreciation potential of these holdings. Proceeds from stock sales were primarily reinvested into electric utilities and food producers. Price performance of these sectors has lagged the general market, creating an opportunity to build positions.

     The Company's investment adviser believes that the electric utility, energy and food producer sectors presently offer compelling valuations and the potential for improving long-term earnings growth. The electric utility industry is in the early stages of deregulation which should ultimately boost the long-term earnings growth rate of the more favorably positioned companies. Energy stocks, primarily domestic integrated oils and natural gas, appear poised for improving earnings growth over the next several years. Industry restructuring, primarily in the refining and marketing sector, is accelerating and cost reduction programs are continuing. Shares of food producers are attractive based on stock market underperformance and an increasingly proactive attitude towards corporate restructuring.


               TOP TEN EQUITY HOLDINGS AS OF SEPTEMBER 30, 1996*

  1. MCI Communications Corporation             0.62%
  2. Nucor Corporation                          0.61
  3. Marsh & McLennan Companies Inc.            0.59
  4. U.S. West Inc.                             0.59
  5. Unicom Corporation                         0.58
  6. Genuine Parts Company                      0.55
  7. Motorola, Inc.                             0.55
  8. Repsol SA, ADR                             0.54
  9. PECO Energy Company                        0.53
 10. Cyprus Amax Minerals Company               0.53

* Portfolio holdings are subject to change and may not be representative of the Company's current holdings.

        Thank you for your investment in Nations Balanced Target Maturity Fund, Inc. The Company looks forward to its next report to shareholders.


Sincerely,

/s/ Mark H. Williamson
--------------------------
Mark H. Williamson
President

September 30, 1996

NATIONS BALANCED TARGET MATURITY FUND, INC.

-----------------------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS                                       SEPTEMBER 30, 1996 (UNAUDITED)
-----------------------------------------------------------------------------------------------
                                                                                      VALUE
  SHARES                                                                             (NOTE 1)
===============================================================================================
COMMON STOCKS -- 39.8%
              APPAREL AND TEXTILES -- 0.4%
      4,300   V.F. Corporation....................................................   $  258,538
                                                                                     ----------
              AUTOMOBILE AND TRUCK MANUFACTURERS -- 0.4%
      7,900   Ford Motor Company..................................................      246,875
                                                                                     ----------
              AUTOMOBILE PARTS MANUFACTURERS -- 1.9%
      4,600   Eaton Corporation...................................................      277,725
      8,000   Echlin Inc. ........................................................      251,000
      7,200   Genuine Parts Company...............................................      315,000
      8,100   Snap-On, Inc. ......................................................      260,213
                                                                                     ----------
                                                                                      1,103,938
                                                                                     ----------
              BANKS -- 1.5%
      2,900   Crestar Financial Corporation.......................................      171,100
      4,100   First Chicago Corporation NBD.......................................      185,525
      5,100   Fleet Financial Group Inc. .........................................      226,950
      3,700   Republic New York Corporation.......................................      255,763
                                                                                     ----------
                                                                                        839,338
                                                                                     ----------
              BEVERAGES -- 0.5%
      9,300   PepsiCo Inc. .......................................................      262,725
                                                                                     ----------
              CHEMICALS -- 0.7%
      7,400   Georgia Gulf Corporation............................................      221,075
      4,300   Mallinckrodt Group Inc. ............................................      178,988
                                                                                     ----------
                                                                                        400,063
                                                                                     ----------
              CHEMICALS -- SPECIALTY -- 0.9%
      5,200   Great Lakes Chemical Corporation....................................      296,400
     14,500   Wellman, Inc. ......................................................      253,750
                                                                                     ----------
                                                                                        550,150
                                                                                     ----------
              COMMUNICATION EQUIPMENT -- 0.5%
     11,700   Glenayre Technologies Inc.+ ........................................      269,100
                                                                                     ----------
              COMPUTER RELATED -- 0.7%
      4,600   Digital Equipment Corporation+......................................      164,450
      9,900   Silicon Graphics Inc.+..............................................      219,038
                                                                                     ----------
                                                                                        383,488
                                                                                     ----------
              COMPUTER SOFTWARE -- 0.7%
     10,900   Bay Networks Inc.+ .................................................      297,025
      1,500   Cabletron Systems Inc.+ ............................................      102,375
                                                                                     ----------
                                                                                        399,400
                                                                                     ----------

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS BALANCED TARGET MATURITY FUND, INC.

-----------------------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS (CONTINUED)                           SEPTEMBER 30, 1996 (UNAUDITED)
-----------------------------------------------------------------------------------------------
                                                                                        VALUE
  SHARES                                                                              (NOTE 1)
-----------------------------------------------------------------------------------------------
COMMON STOCKS -- (CONTINUED)
              DIVERSIFIED -- 0.3%
     15,000   Hanson Plc, ADR.....................................................   $  185,625
                                                                                     ----------
              DRUGS -- 0.8%
      3,200   Merck & Company, Inc. ..............................................      225,200
      3,600   Schering-Plough Corporation.........................................      221,400
                                                                                     ----------
                                                                                        446,600
                                                                                     ----------
              ELECTRIC POWER -- 3.7%
     10,000   Baltimore Gas & Electric Company....................................      261,250
      6,000   Central & South West Corporation....................................      156,000
     10,200   DTE Energy Company..................................................      285,600
     11,900   Houston Industries Inc. ............................................      263,287
     13,700   New York State Electric & Gas Company...............................      301,400
      9,100   Pacific Gas & Electric Company......................................      197,925
     12,800   PECO Energy Company.................................................      304,000
     13,300   Unicom Corporation..................................................      334,162
                                                                                     ----------
                                                                                      2,103,624
                                                                                     ----------
              ELECTRICAL EQUIPMENT -- 0.5%
      3,700   Grainger (W.W.) Inc. ...............................................      259,925
                                                                                     ----------
              ELECTRONICS -- 1.6%
      6,300   AMP Inc. ...........................................................      244,125
      3,500   Avnet, Inc. ........................................................      169,750
      2,700   Harris Corporation..................................................      175,837
      6,100   Motorola, Inc. .....................................................      314,913
                                                                                     ----------
                                                                                        904,625
                                                                                     ----------
              ENVIRONMENTAL -- 0.2%
      4,900   Browning-Ferris Industries Inc. ....................................      122,500
                                                                                     ----------
              FINANCIAL SERVICES -- 1.6%
      5,300   Dean Witter, Discover & Company.....................................      291,500
      3,500   Marsh & McLennan Companies Inc. ....................................      339,938
      4,000   Transamerica Corporation............................................      279,500
                                                                                     ----------
                                                                                        910,938
                                                                                     ----------
              FOOD PRODUCERS -- 2.4%
      7,600   Cadbury Schweppes Plc, ADR..........................................      248,900
      7,500   Heinz (H.J.) Company................................................      253,125
     11,700   McCormack & Company, Inc. ..........................................      273,487
      8,100   Quaker Oats Company.................................................      296,663
      7,900   Sara Lee Corporation................................................      282,425
                                                                                     ----------
                                                                                      1,354,600
                                                                                     ----------

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS BALANCED TARGET MATURITY FUND, INC.

-----------------------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS (CONTINUED)                           SEPTEMBER 30, 1996 (UNAUDITED)
-----------------------------------------------------------------------------------------------
                                                                                        VALUE
  SHARES                                                                               (NOTE 1)
-----------------------------------------------------------------------------------------------
COMMON STOCKS -- (CONTINUED)
              FOOD RETAILERS -- 0.8%
     10,600   Supervalu Inc. .....................................................   $  291,500
      5,600   Sysco Corporation...................................................      188,300
                                                                                     ----------
                                                                                        479,800
                                                                                     ----------
              INSURANCE COMPANIES -- 1.5%
      2,100   General Re Corporation..............................................      297,675
      4,600   ITT Hartford Group Inc. ............................................      271,400
      6,100   Lincoln National Corporation Ltd....................................      267,638
                                                                                     ----------
                                                                                        836,713
                                                                                     ----------
              MACHINERY AND EQUIPMENT -- 0.9%
      4,000   Foster Wheeler Corporation..........................................      175,000
      7,600   Keystone International, Inc. .......................................      149,150
      3,900   Parker-Hannifin Corporation.........................................      163,800
                                                                                     ----------
                                                                                        487,950
                                                                                     ----------
              MEDIA -- 0.8%
     17,000   Tele-Communication, Inc., Class A+..................................      253,937
      4,800   Time Warner Inc. ...................................................      185,400
                                                                                     ----------
                                                                                        439,337
                                                                                     ----------
              MEDICAL PRODUCTS AND SUPPLIES -- 0.7%
      3,800   Abbott Laboratories.................................................      187,150
      5,500   Bausch & Lomb Inc. .................................................      202,125
                                                                                     ----------
                                                                                        389,275
                                                                                     ----------
              MEDICAL SERVICES -- 0.5%
     13,900   Humana Inc.+........................................................      281,475
                                                                                     ----------
              METALS AND MINING -- 1.4%
     14,100   Cyprus Amax Minerals Company........................................      303,150
      4,200   Phelps Dodge Corporation............................................      269,325
      4,500   Reynolds Metals Company.............................................      230,063
                                                                                     ----------
                                                                                        802,538
                                                                                     ----------
              OIL -- DOMESTIC -- 2.5%
      3,900   Amoco Corporation...................................................      274,462
      5,800   Ashland Oil, Inc. ..................................................      230,550
      2,300   Atlantic Richfield Company..........................................      293,250
      5,900   Diamond Shamrock, Inc...............................................      183,638
     10,400   Occidental Petroleum Corporation....................................      243,100
      8,500   Sun Company, Inc. ..................................................      195,500
                                                                                     ----------
                                                                                      1,420,500
                                                                                     ----------

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS BALANCED TARGET MATURITY FUND, INC.

-----------------------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS (CONTINUED)                           SEPTEMBER 30, 1996 (UNAUDITED)
-----------------------------------------------------------------------------------------------
                                                                                        VALUE
  SHARES                                                                               (NOTE 1)
-----------------------------------------------------------------------------------------------
COMMON STOCKS -- (CONTINUED)
              OIL -- INTERNATIONAL -- 1.6%
      6,700   Elf Aquitaine SA, ADR...............................................     $263,812
      1,700   Exxon Corporation...................................................      141,525
      2,000   Mobil Corporation...................................................      231,500
      9,300   Repsol SA, ADR......................................................      308,062
                                                                                       --------
                                                                                        944,899
                                                                                       --------
              PRINTING AND PUBLISHING -- 0.8%
      6,500   Dow Jones & Company Inc. ...........................................      240,500
      4,000   Dun & Bradstreet Corporation........................................      238,500
                                                                                       --------
                                                                                        479,000
                                                                                       --------
              RECREATION -- 0.9%
      7,100   Circus Circus Enterprises Inc.+.....................................      251,162
      4,200   Disney (Walt) Company...............................................      266,175
                                                                                       --------
                                                                                        517,337
                                                                                       --------
              RESTAURANTS AND LODGING -- 0.8%
      6,100   ITT Corporation.....................................................      266,112
      9,800   Wendy's International Inc. .........................................      210,700
                                                                                       --------
                                                                                        476,812
                                                                                       --------
              RETAIL -- GENERAL -- 0.4%
      7,500   Dayton Hudson Corporation...........................................      247,500
                                                                                       --------
              RETAIL -- SPECIALTY -- 0.4%
      6,000   Tandy Corporation...................................................      242,250
                                                                                       --------
              STEEL -- 0.6%
      6,900   Nucor Corporation...................................................      350,175
                                                                                       --------
              TELECOMMUNICATIONS -- 0.5%
     11,400   360 (Degrees) Communications Company................................      267,900
                                                                                       --------
              TRANSPORTATION -- AIRLINES -- 0.4%
     10,400   Southwest Airlines Company..........................................      237,900
                                                                                       --------
              UTILITIES -- NATURAL GAS -- 1.3%
      6,600   British Gas Plc, ADR................................................      208,725
      9,400   Brooklyn Union Gas Company..........................................      262,025
     10,500   Equitable Resources Inc.............................................      299,250
                                                                                       --------
                                                                                        770,000
                                                                                       --------

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS BALANCED TARGET MATURITY FUND, INC.

-----------------------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS (CONTINUED)                           SEPTEMBER 30, 1996 (UNAUDITED)
-----------------------------------------------------------------------------------------------
                                                                                         VALUE
  SHARES                                                                               (NOTE 1)
-----------------------------------------------------------------------------------------------
COMMON STOCKS -- (CONTINUED)
              UTILITIES -- TELEPHONE -- 3.7%
     10,100   AirTouch Communications Inc.+.......................................  $   279,013
      4,900   Ameritech Corporation...............................................      257,862
      3,700   Bell Atlantic Corporation...........................................      221,537
      7,800   GTE Corporation.....................................................      300,300
     13,800   MCI Communications Corporation......................................      353,625
      2,800   NYNEX Corporation...................................................      121,800
      5,600   SBC Communications Inc. ............................................      269,500
     11,300   U.S. West Inc. .....................................................      336,175
                                                                                    -----------
                                                                                      2,139,812
                                                                                    -----------
              TOTAL COMMON STOCKS (Cost $22,171,592)..............................   22,813,225
                                                                                    ===========
 PRINCIPAL
  AMOUNT
-----------
U.S. TREASURY STRIPPED SECURITIES -- 53.1%
$15,256,800   TIGR, Interest Receipt, 7.460% due 08/15/2004**.....................    9,039,654
 20,000,000   TIGR, Principal Receipt, 7.440% due 08/15/2004**....................   11,850,000
 16,120,000   U.S. Treasury Strip, 7.440% due 08/15/2004**........................    9,569,638
                                                                                    -----------
              TOTAL U.S. TREASURY STRIPPED SECURITIES (Cost $28,872,089)..........   30,459,292
                                                                                    ===========
REPURCHASE AGREEMENT -- 7.6% (Cost $4,380,000)
  4,380,000   Agreement with Smith Barney, 5.680% dated 09/30/1996,
                to be repurchased at $4,380,691 on 10/01/1996, collateralized by:
                $4,468,056 U.S. Government Agency securities, 4.730% -- 9.375%
                due 12/23/96 -- 07/15/43..........................................    4,380,000
                                                                                    ===========
TOTAL INVESTMENTS (Cost $55,423,681*)...................................   100.5%    57,652,517
OTHER ASSETS AND LIABILITIES (NET)......................................    (0.5)      (315,048)
                                                                           -----    -----------
NET ASSETS..............................................................   100.0%   $57,337,469
                                                                           =====    ===========

---------------
 * Aggregate cost for Federal tax purposes.
** The rate shown is the effective yield at date of purchase.
 + Non-income producing security.

ABBREVIATIONS:
ADR -- American Depositary Receipt
TIGR -- Treasury Investor Growth Receipt

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS BALANCED TARGET MATURITY FUND, INC.

-----------------------------------------------------------------------------------------------
   STATEMENT OF ASSETS AND LIABILITIES                           SEPTEMBER 30, 1996 (UNAUDITED)
-----------------------------------------------------------------------------------------------
ASSETS:
     Investments, at value (Cost $55,423,681) (Note 1)
       See accompanying schedule....................................                $57,652,517
     Cash...........................................................                        887
     Receivable for investment securities sold......................                    462,968
     Dividends and interest receivable..............................                     75,882
     Unamortized organization costs (Note 5)........................                     30,403
     Prepaid expenses...............................................                      4,410
                                                                                    -----------
          Total Assets..............................................                 58,227,067
LIABILITIES:
     Payable for investment securities purchased....................   $789,773
     Investment advisory fee payable (Note 2).......................     23,883
     Accrued shareholder reports expense............................     20,923
     Accrued legal and audit fees payable...........................     19,736
     Transfer agent fees payable (Note 2)...........................     15,011
     Administration fee payable (Note 2)............................     11,716
     Custodian fees payable (Note 2)................................      5,772
     Accrued Directors' fees and expenses (Note 2)..................      2,250
     Accrued expenses and other payables............................        534
                                                                       --------
          Total Liabilities.........................................                    889,598
                                                                                    -----------
NET ASSETS..........................................................                $57,337,469
                                                                                    ===========
NET ASSETS consist of:
     Undistributed net investment income............................                $    71,673
     Accumulated net realized gain on investments sold..............                  6,235,084
     Net unrealized appreciation of investments.....................                  2,228,836
     Common Stock at par value (Note 4).............................                      5,231
     Paid-in capital in excess of par value.........................                 48,796,645
                                                                                    -----------
          Total Net Assets..........................................                $57,337,469
                                                                                    ===========
NET ASSET VALUE PER SHARE:
  ($57,337,469 [divided by] 5,231,163 shares of common stock
    outstanding)....................................................                $     10.96
                                                                                    ===========

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS BALANCED TARGET MATURITY FUND, INC.

-----------------------------------------------------------------------------------------------
   STATEMENT OF OPERATIONS
-----------------------------------------------------------------------------------------------
FOR THE SIX MONTHS ENDED SEPTEMBER 30, 1996 (UNAUDITED)
INVESTMENT INCOME:
     Interest.......................................................                $ 1,130,923
     Dividends......................................................                    340,102
                                                                                    -----------
          Total Investment Income...................................                  1,471,025
EXPENSES:
     Investment advisory fee (Note 2)...............................   $145,390
     Administration fee (Note 2)....................................     70,883
     Transfer agent fees (Note 2)...................................     44,888
     Legal and audit fees...........................................     24,660
     Custodian fees (Note 2)........................................     17,432
     Directors' fees and expenses (Note 2)..........................      6,775
     Amortization of organization costs (Note 5)....................      5,528
     Shareholder reports expense....................................      4,639
     Other..........................................................     13,864
                                                                       --------
          Total Expenses............................................                    334,059
                                                                                    -----------
NET INVESTMENT INCOME...............................................                  1,136,966
                                                                                    -----------
REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS
  (NOTES 1 AND 3):
     Net realized gain on investments during the period.............                  3,251,189
     Net unrealized depreciation of investments during the period...                 (2,333,107)
                                                                                    -----------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS.....................                    918,082
                                                                                    -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS................                $ 2,055,048
                                                                                    ===========

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS BALANCED TARGET MATURITY FUND, INC.

------------------------------------------------------------------------------------------------
   STATEMENT OF CHANGES IN NET ASSETS
------------------------------------------------------------------------------------------------
                                                                        SIX MONTHS
                                                                          ENDED        YEAR
                                                                         09/30/96      ENDED
                                                                       (UNAUDITED)    03/31/96
                                                                       ===========   ===========
Net investment income...............................................   $ 1,136,966   $ 2,094,645
Net realized gain on investments....................................     3,251,189     5,478,212
Net unrealized appreciation/(depreciation) on investments...........    (2,333,107)    2,894,805
                                                                       -----------   -----------
Net increase in net assets resulting from operations................     2,055,048    10,467,662
Distributions to shareholders from net investment income............    (1,098,544)   (2,064,257)
Distributions to shareholders from net realized gains on
  investments.......................................................            --    (2,610,350)
Net increase in net assets from Company share transactions
  (Note 4)..........................................................            --       349,684
                                                                       -----------   -----------
Net increase in net assets..........................................       956,504     6,142,739
NET ASSETS:
Beginning of period.................................................    56,380,965    50,238,226
                                                                       -----------   -----------
End of period (including undistributed net investment income
  of $71,673 and $33,251, respectively).............................   $57,337,469   $56,380,965
                                                                       ===========   ===========

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS BALANCED TARGET MATURITY FUND, INC.

------------------------------------------------------------------------------------------------------
   FINANCIAL HIGHLIGHTS
------------------------------------------------------------------------------------------------------
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD.
                                                                 SIX MONTHS
                                                                    ENDED         YEAR        PERIOD
                                                                  09/30/96        ENDED        ENDED
                                                                 (UNAUDITED)    03/31/96     03/31/95*
                                                                 ==========     ========    =========
Operating performance:
Net asset value, beginning of period..........................     $ 10.78       $  9.67      $  9.35#
                                                                   -------       -------      -------
Net investment income.........................................        0.21          0.40         0.29**
Net realized and unrealized gain on investments...............        0.18          1.61         0.40
                                                                   -------       -------      -------
Net increase in net assets resulting from investment
  operations..................................................        0.39          2.01         0.69
Offering expenses charged to paid-in capital..................          --            --        (0.03)
Distributions:
Dividends from net investment income..........................       (0.21)        (0.40)       (0.29)
Distributions in excess of net investment income..............          --            --        (0.00)##
Distributions from net realized capital gains.................          --         (0.50)       (0.05)
                                                                   -------       -------      -------
Total distributions...........................................       (0.21)        (0.90)       (0.34)
                                                                   -------       -------      -------
Net asset value, end of period................................     $ 10.96       $ 10.78      $  9.67
                                                                   =======       =======      =======
Market value, end of period...................................     $ 9.500       $ 9.250      $ 8.500
                                                                   =======       =======      =======
Total return++................................................        5.02%        19.25%       (5.54)%
                                                                   =======       =======      =======
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's)..........................     $57,337       $56,381      $50,238
Ratio of operating expenses to average net assets.............        1.18%+        1.24%        1.10%+
Ratio of net investment income to average net assets..........        4.01%+        3.75%        4.12%+
Portfolio turnover rate.......................................          47%           46%          25%
Average commission rate (per share of security)+++............     $0.0595       $0.0623           NA

---------------
   * Nations Balanced Target Maturity Fund, Inc. commenced operations on June 30, 1994.
  ** Per share numbers have been calculated using the monthly average shares method, which more appropriately represents the per share data for the period since the use of the undistributed income method did not accord with the results of operations.
   + Annualized.
  ++ Total return represents aggregate total return for the period based on market value at period end.
 +++ Average commission rate paid per share of securities purchased and sold by the Company.
   # Initial offering price net of sales commissions of $0.65 per share.
  ## Value represents less than $0.01 per share.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS BALANCED TARGET MATURITY FUND, INC.

--------------------------------------------------------------------------------
   NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

1.  SIGNIFICANT ACCOUNTING POLICIES.
------------------------------------

     Nations Balanced Target Maturity Fund, Inc. (the "Company") was incorporated under the laws of the State of Maryland on March 23, 1994 and is registered with the Securities and Exchange Commission as a diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Company commenced operations on June 30, 1994. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates. The policies described below are followed by the Company in the preparation of its financial statements and are in accordance with generally accepted accounting principles.

     Portfolio Valuation: The Company's portfolio securities that are traded on a recognized securities exchange are valued at the last sales price on the securities exchange that such securities are primarily traded or at the last sales price on the national securities market. Securities traded only on over-the-counter markets are valued on the basis of the closing over-the-counter bid prices or, if no sale occurred on such day, at the mean of the current bid and asked prices. Certain securities are valued using broker quotations or on the basis of prices provided by a pricing service. Certain securities may be valued by one or more principal market makers. Restricted securities, securities for which market quotations are not readily available and certain other assets are valued at market value by the investment adviser under the supervision of the Board of Directors. Short-term investments that mature in 60 days or less are valued at amortized cost.

     Repurchase agreements: The Company may engage in repurchase agreement transactions. Under the terms of a typical repurchase agreement, the Company takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Company to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the Company's holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the Company's holding period. The value of the collateral is at least equal at all times to the total amount of the repurchase obligation including interest. Generally, in the event of counterparty default, the Company has the right to use the collateral to offset any losses incurred. There is risk of a potential loss to the Company in the event the Company is delayed or prevented from exercising its rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Company seeks to assert its rights. Unless permitted by the Securities and Exchange Commission, the Company will not enter into repurchase agreements with the Company's investment adviser, distributor or any of its affiliates. The Company's investment adviser, acting under the supervision of the Board of Directors, monitors the value of the collateral received and the creditworthiness of those banks and dealers with which the Company enters into repurchase agreements to evaluate potential risks.

     Securities Transactions and Investment Income: Securities transactions are accounted for on a trade date basis. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains or losses are computed on the specific identification of the securities sold. Interest income, adjusted for amortization of discounts and premiums on investments under the yield to maturity method, is earned from the settlement date and is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date.

     Dividend and Distributions to Shareholders: It is the policy of the Company to pay quarterly distributions from net investment income to shareholders. The Company expects that all or a portion of net capital gains, if any, will be distributed to shareholders at least once annually. The Company may elect to retain net long-term gains and pay corporate income tax thereon, which will result in Federal tax consequences to shareholders. Income and capital gain distributions are determined in accordance with Federal income tax regulations which may differ from generally accepted accounting principles. These differences are primarily

NATIONS BALANCED TARGET MATURITY FUND, INC.

--------------------------------------------------------------------------------
   NOTES TO FINANCIAL STATEMENTS (UNAUDITED)(CONTINUED)
--------------------------------------------------------------------------------

due to differing treatments of income and gains on various investment securities held by the Company, timing differences and differing characterization of distributions made by the Company.

     Federal Income Tax: It is the policy of the Company to qualify as a regulated investment company, if such qualification is in the best interest of its shareholders, by complying with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and by distributing substantially all of its earnings to its shareholders. Therefore, no Federal income or excise tax provision is required.

2. INVESTMENT ADVISORY FEE, SUB-ADVISORY FEE, ADMINISTRATION FEE AND OTHER RELATED PARTY TRANSACTIONS.

     The Company has entered into an investment advisory agreement (the "Advisory Agreement") with NationsBanc Advisors, Inc., ("NBAI"), a wholly-owned subsidiary of NationsBank, N.A. ("NationsBank"). Under the terms of the Advisory Agreement, the Company pays NBAI a monthly fee equal to an annual rate of 0.30% of the Company's average weekly net investment in Zero-Coupon (Stripped) U.S. Treasuries plus 0.75% of the Company's average weekly net assets in investments other than Zero-Coupon (Stripped) U.S. Treasuries.

     The Company has entered into a sub-advisory agreement ("Sub-Advisory Agreement") with NBAI and TradeStreet Investment Associates, Inc., ("TradeStreet"), a wholly-owned subsidiary of NationsBank. Under the terms of the Sub-Advisory Agreement, TradeStreet is entitled to receive from NBAI a sub-advisory fee equal to an annual rate of 0.15% of the Company's average weekly net investment in Zero-Coupon (Stripped) U.S. Treasuries plus 0.25% of the Company's average weekly net assets in investments other than Zero-Coupon (Stripped) U.S. Treasuries.

     NationsBank is the Company's administrator. Pursuant to an administration agreement (the "Administration Agreement"), the Company has retained NationsBank to supervise the overall day-to-day operations of the Company and to provide various types of administrative services to the Company. Under the terms of the Administration Agreement, NationsBank also maintains certain of the Company's books and records and furnishes, at its own expense, such clerical assistance, bookkeeping and other administrative services as the Company may reasonably require in conducting its business.

     As compensation for both the administrative services furnished to the Company and the expenses of the Company assumed by NationsBank, the Company pays NationsBank a monthly fee equal to an annual rate of 0.25% of the Company's average weekly net assets.

     NationsBank has entered into a sub-administration agreement ("Sub-Administration Agreement") with First Data Investor Services Group, Inc. ("First Data"), a wholly-owned subsidiary of First Data Corporation, pursuant to which First Data provides certain administrative services in support of the operations of the Company. The fees of First Data are paid out of the fees paid to NationsBank by the Company pursuant to the Administration Agreement.

     No officer, director or employee of NationsBank, NBAI, TradeStreet or First Data, or any affiliate thereof, receives any compensation from the Company for serving as a director or officer of the Company. The Company pays the Chairman of the Board and each director an annual fee of $1,000, plus an additional $500 for each board meeting attended, plus reimbursement of expenses incurred in attending such meetings. In addition, each eligible director may be entitled to certain benefits upon retirement from the Board of Directors.

     NationsBank of Texas, N.A. serves as the custodian of the Company's assets. First Data serves as the transfer agent and dividend disbursing agent for the Company.

NATIONS BALANCED TARGET MATURITY FUND, INC.

--------------------------------------------------------------------------------
   NOTES TO FINANCIAL STATEMENTS (UNAUDITED)(CONTINUED)
--------------------------------------------------------------------------------

3.  SECURITIES TRANSACTIONS.

     For the six months ended September 30, 1996, the cost of purchases and proceeds from sales of investment securities (excluding long-term U.S. government securities and short-term investments) aggregated $25,080,921 and $25,710,045, respectively.

     At September 30, 1996, gross unrealized appreciation and depreciation for tax purposes was $2,833,918 and $605,082, respectively.

4.  COMMON STOCK.

     At September 30, 1996, 1,000,000,000 shares of common stock, $.001 par value, were authorized.

     The Company sold a total of 5,137,601 shares of common stock in the initial public offering. Proceeds to the Company, before the expenditures of underwriting commissions of $3,339,441, of which $805,466 and $2,522,275 was paid to Stephens Inc. and NationsSecurities, respectively amounted to $51,376,010. These expenditures have been charged against paid-in capital.

     The Board of Directors of the Company has approved a plan that gives the Company the flexibility to engage in occasional repurchases of its outstanding common stock. Accordingly, shareholders are notified that, from time to time, the Company may purchase shares of its common stock in the open market when management of the Company believes that such purchases are appropriate in light of market conditions, including the presence of a market discount. For the six months ended September 30, 1996, the Company did not repurchase shares of its common stock in the open market.

     Common stock transactions were as follows:

                                                       SIX MONTHS ENDED           YEAR ENDED
                                                           09/30/96                03/31/96
                                                      ------------------      ------------------
                                                      SHARES      AMOUNT      SHARES      AMOUNT
                                                      ==================      ==================
Issued as reinvestment of dividends................        --    $     --      33,395    $349,684
                                                      -------    --------      ------    --------
Total increase.....................................        --    $     --      33,395    $349,684
                                                      =======    ========      ======    ========

5.  ORGANIZATION COSTS.

     The Company bears all costs in connection with its organization. All such costs are being amortized on the straight-line method over a period of five years from the commencement of operations for the Company.

NATIONS BALANCED TARGET MATURITY FUND, INC.

--------------------------------------------------------------------------------
   DIVIDEND REINVESTMENT PLAN
--------------------------------------------------------------------------------

THE PLAN

     The Company's Dividend Reinvestment Plan (the "Plan") offers an automatic way to reinvest your dividends and capital gains distributions in shares of the Company.

PARTICIPATION

     Shareholders of record will receive their dividends in cash unless they have OTHERWISE instructed First Data (the "Plan Agent"), acting as agent for each participant in the Plan, in writing. Such a notice must be received by the Plan Agent not less than 5 business days prior to the record date for a dividend or distribution in order to be effective with respect to that dividend or distribution. A notice which is not received by that time will be effective only with respect to subsequent dividends and distributions.

     Shareholders who do not participate in the Plan will receive all distributions by check mailed directly to the shareholder by First Data, as dividend paying agent. For Federal income tax purposes, dividends are treated as income or capital gains, regardless of whether they are received in cash or reinvested in additional shares.

     Participants may terminate their participation in the Plan by written notice to the Plan Agent. If the written notice is received at least 5 business days before the record date of any distribution, it will be effective immediately. If received after that date, it will be effective as soon as possible after the reinvestment of the dividend or distribution.

PRICING OF DIVIDENDS AND DISTRIBUTIONS

     Whenever the Company's Board of Directors declares a dividend or other distribution payable in cash or, at the option of the Plan Agent, in shares of capital stock issued by the Company, the Plan Agent will elect on behalf of the participants to receive the dividend in authorized but unissued shares of capital stock if the net asset value per share (as determined by the investment adviser of the Company as of the close of business on the record date for the dividend or distribution) is equal to or less than 95% of the closing market price per share of the capital stock of the Company on the New York Stock Exchange (the "Exchange") on such record date plus estimated brokerage commissions. The number of such authorized but unissued shares to be credited to a participant's account will be determined as of the close of business on the record date for the dividend, by valuing such shares at the greater of the net asset value per share or 95% of the market price per share. The Plan Agent will credit each participant's account with the number of shares corresponding in value, as determined under the foregoing formula, to the amount such participant would have received in cash had such participant not elected to participate in this Plan.

     If the net asset value per share is equal to or less than the closing market price per share of the capital stock of the Company on the Exchange on such record date plus estimated brokerage commissions but exceeds 95% of such closing market price plus estimated brokerage commissions, the Plan Agent may elect on behalf of all participants (i) to take the dividend in cash and as soon as practicable thereafter, consistent with obtaining the best price and execution, proceed to purchase in one or more transactions the shares of capital stock in the open market, at the then current price as hereinafter provided, and will credit each participant's account with the number of shares corresponding in value, as determined by the price actually paid on the open market for such shares including brokerage expenses, to the amount such participant would have received in cash had such participant not elected to participate in this Plan or
(ii) to receive the dividend in authorized but unissued shares of capital stock, in which case the Plan Agent will credit each participant's account with the number of shares corresponding in value (determined by valuing such shares at the greater of the net asset value per share or 95% of the market price per share, in each case as of the close of business on

NATIONS BALANCED TARGET MATURITY FUND, INC.

--------------------------------------------------------------------------------
   DIVIDEND REINVESTMENT PLAN (CONTINUED)
--------------------------------------------------------------------------------

the record date for the dividend or distribution) to the amount such participant would have received in cash had such participant not elected to participate in this Plan.

     If the net asset value per share is higher than the closing market price per share of the capital stock on the Exchange including estimated brokerage commissions on such record date, the Plan Agent will elect to take the dividend in cash and as soon as practicable. Consistent with obtaining the best price and execution, the Plan Agent will proceed to purchase in one or more transactions the shares of capital stock in the open market, at the then current price as hereinafter provided. Each participant's account will be credited with the number of shares corresponding in value, as determined by the price actually paid on the open market for such shares including brokerage expenses, to the amount such participant would have received in cash had such participant not elected to participate in this Plan.

     If the Plan Agent elects to purchase shares in the open market, and if before the Plan Agent has completed its purchases the market price exceeds the net asset value per share, the average per share purchase price paid by the Plan Agent may exceed the net asset value of the Company's shares, resulting in the acquisition of fewer shares than if the dividend or distribution had been paid in shares issued by the Company. During certain market conditions, it may be impracticable or impossible to complete a market purchase program at prices that are below or not substantially in excess of net asset value, and, in such event, the Company may in its discretion issue the required shares.

NO SERVICE FEE TO REINVEST

     There is no service fee charged to participants for reinvesting dividends or distributions from net realized capital gains. The Plan Agent's fees for the handling of the reinvestment of dividends and capital gains distributions will be paid by the Company. There will be no brokerage commissions with respect to shares issued directly by the Company as a result of dividends or capital gains distributions payable either in stock or in cash. However, participants will pay a pro rata share of brokerage commissions incurred with respect to the Plan Agent's open market purchases in connection with the reinvestment of any dividends or capital gains distributions payable only in cash.

PLAN AGENT ADDRESS AND TELEPHONE NUMBER

     You may obtain more detailed information by requesting a copy of the Plan from the Plan Agent. All correspondence (including notifications) should be directed to: Nations Balanced Target Maturity Fund, Inc., Dividend Reinvestment Plan, c/o First Data Investor Services Group, Inc., P.O. Box 34602, Charlotte, NC 28234, (800) 982-2271.

NATIONS BALANCED TARGET MATURITY FUND, INC.

--------------------------------------------------------------------------------
   STOCK REPURCHASE PROGRAM AND ANNUAL MEETING OF STOCKHOLDERS
--------------------------------------------------------------------------------

STOCK REPURCHASE PROGRAM
------------------------

     The Board of Directors of the Company has approved certain guidelines that give the Company the flexibility to engage in occasional repurchases of its outstanding common stock. Accordingly, shareholders are notified that from time to time, the Company may purchase shares of its common stock in the open market when management of the Company believes that such purchases are appropriate in light of market conditions, including the presence of a market discount. No such purchases have been made by the Company.

ANNUAL MEETING OF STOCKHOLDERS
------------------------------

     On April 26, 1996, the Company held its Annual Meeting of Stockholders in Charlotte, North Carolina. William H. Grigg was elected as a director of the Company, with a term to expire in 1999, by the following votes: 2,673,574 For, and 46,887 Withheld. In the only other matter voted upon at the Annual Meeting, the selection of Price Waterhouse LLP as the Company's independent public accountant for the fiscal year ending March 31, 1997, was ratified by the following votes: 2,644,847 For, 49,902 Against, and 125,712 Abstaining.

                                       ================
PO Box 34602                              BULK RATE
Charlotte, NC 28234-4602                 U.S. POSTAGE
Toll Free 1-800-982-2271                     PAID
                                          BOSTON, MA
                                          PERMIT NO.
                                            54201
                                       ================